UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-2215

     T. Rowe Price Small-Cap Value Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.4%
CONSUMER DISCRETIONARY 8.5%
Auto Components 1.0%
Dorman Products (1)(2)	1,035,000	11,126
Drew Industries (2)	484,600	11,854
Fuel Systems Solutions (2)	625,000	8,331
Shiloh Industries	697,244	7,788
Strattec Security (1)	286,900	12,145
		51,244
Automobiles 0.6%
Winnebago (1)	1,717,900	29,033
		29,033
Diversified Consumer Services 0.3%
Corinthian Colleges (2)	1,196,100	8,648
Matthews International, Class A	170,000	8,202
		16,850
Hotels, Restaurants & Leisure 0.7%
Orient-Express, Class A	590,000	25,464
Steak 'N Shake (2)	1,170,000	9,208
		34,672
Household Durables 2.5%
Cavalier Homes (1)(2)	1,600,000	2,528
Cavco Industries (1)(2)	525,000	18,396
Chromcraft Revington (1)(2)	460,000	2,024
CSS Industries (1)	950,000	33,212
Dixie Group (2)	950,000	7,961
Hooker Furniture	525,000	11,728
M/I Homes	585,000	9,933
Meritage (2)	500,000	9,660
Orleans Homebuilders (1)	1,215,000	6,925
Palm Harbor Homes (2)	810,000	4,261
Skyline (1)	101,500	2,824
Standard Pacific	1,100,000	5,346
Stanley Furniture (1)	894,500	11,101
		125,899
Leisure Equipment & Products 0.3%
Pool	879,200	16,608
		16,608
Media 0.5%
Fisher Communications (2)	100,000	3,116
Journal Register (1)	2,100,000	1,155
Lee Enterprises	285,000	2,853
Live Nation (2)	790,000	9,583
Regent Communications (2)	1,790,000	2,237
Saga Communications (2)	1,461,600	8,185
		27,129
Multiline Retail 0.2%
Fred's	780,000	7,995
		7,995
Specialty Retail 2.2%
Aaron Rents (1)	2,215,000	47,711
Aaron Rents, Class A (1)	730,875	13,887
Haverty Furniture	1,106,000	11,768
Hibbett Sports (1)(2)	1,500,000	23,160
S & K Famous Brands (1)(2)	300,300	1,561
Stein Mart	2,055,000	11,549
		109,636
Textiles, Apparel & Luxury Goods 0.2%
Culp (1)(2)	860,100	6,468
Steven Madden (2)	275,000	4,711
Weyco Group	52,200	1,549
		12,728
Total Consumer Discretionary		431,794
CONSUMER STAPLES 2.4%
Beverages 0.4%
Coca-Cola Bottling	288,600	17,783
		17,783
Food & Staples Retailing 1.0%
Casey's General Stores	300,000	6,780
Nash Finch (1)	805,000	27,354
Winn-Dixie Stores (2)	769,600	13,822
		47,956
Food Products 0.5%
J.G. Boswell	24,441	23,219
Monterey Pasta (1)(2)	1,225,000	3,748
		26,967
Household Products 0.2%
Oil-Dri	630,000	11,271
		11,271
Tobacco 0.3%
Alliance One International (2)	2,861,900	17,286
		17,286
Total Consumer Staples		121,263
ENERGY 10.1%
Energy Equipment & Services 4.0%
Atwood Oceanics (2)	595,000	54,573
Carbo Ceramics	380,100	15,242
Hercules Offshore (2)	866,302	21,762
Superior Well Services (2)	230,000	5,030
TETRA Technologies (1)(2)	4,000,000	63,360
Union Drilling (2)	670,000	11,718
W-H Energy Services (2)	450,000	30,983
		202,668
Oil, Gas & Consumable Fuels 6.1%
Encore Acquisition (2)	1,665,000	67,066
Forest Oil (2)	900,000	44,064
Geomet (2)	1,230,000	8,192
Mariner Energy (2)	805,000	21,743
Ngas Resources (2)	1,070,000	6,024
Penn Virginia	1,677,200	73,948
Whiting Petroleum (2)	1,400,000	90,510
		311,547

Total Energy		514,215
FINANCIALS 18.1%

Capital Markets 1.8%
Ares Capital	1,455,000	18,289
Ares Capital, Rights, 4/21/08 (2)	485,000	272
Capital Southwest	108,500	13,424
Cowen Group (2)	470,000	3,332
Gladstone Capital	100,000	1,871
Hercules Technology Growth	575,000	6,244
JMP (1)	1,090,000	7,630
KBW (2)	55,000	1,213
Kohlberg Capital	475,000	4,930
Pennantpark Investment (2)	610,000	5,191
Piper Jaffray (2)	210,000	7,132
Sanders Morris Harris Group	1,200,000	9,792
Stifel Financial (2)	260,000	11,674
		90,994
Commercial Banks 4.5%
Bridge Capital (1)(2)	335,000	7,102
Burke & Herbert	3,202	4,022
Cascade Bancorp	990,000	9,464
Cobiz Financial (1)	1,210,000	15,754
East West Bancorp	1,831,357	32,507
Farmers & Merchants Bank of Long Beach	741	4,870
First Financial Fund	850,000	7,684
Glacier Bancorp	1,825,000	34,985
Home Bancshares	475,800	9,930
Nexity Financial (1)(2)	605,000	4,066
Preferred Bank (1)	581,000	9,697
Provident Bankshares	600,000	6,444
Sandy Spring Bancorp	234,000	6,440
SVB Financial Group (2)	751,500	32,795
UCBH Holdings	1,919,400	14,895
Wintrust Financial	835,000	29,183
		229,838
Diversified Financial Services 0.2%
Compass Diversified Holdings	915,000	12,032
		12,032
Insurance 5.3%
Employers Holdings	305,000	5,655
Markel (2)	104,000	45,757
Max Capital Group	1,480,000	38,761
Midland	650,000	42,205
National Interstate (1)	1,129,697	26,378
ProAssurance (2)	1,558,500	83,894
ProCentury (1)	905,797	16,304
Seabright Insurance (2)	585,000	8,617
		267,571
Real Estate Investment Trusts (REITs) 6.2%
Cedar Shopping Centers, REIT	1,105,000	12,906
EastGroup Properties, REIT	475,000	22,069
First Potomac Realty Trust, REIT	279,000	4,288
Hatteras Financial, REIT (1)(2)(3)	1,000,000	24,000
Kilroy Realty, REIT	1,315,800	64,619
Kite Realty Group Trust, REIT (1)	1,990,000	27,860
LaSalle Hotel Properties, REIT	1,010,000	29,017
New York Mortgage Trust, REIT, Acquisition Date: 2/21/08
Acquisition Cost $6,000 (2)(4)	1,500,000	3,578
Parkway Properties, REIT	415,000	15,338
Potlatch, REIT	900,000	37,143
Redwood Trust, REIT	80,000	2,908
Saul Centers, REIT	175,400	8,812
Strategic Hotel Capital, REIT	1,935,000	25,407
Washington SBI, REIT	1,113,400	37,210
		315,155
Thrifts & Mortgage Finance 0.1%
United Financial Bancorp	410,000	4,543
		4,543

Total Financials		920,133
HEALTH CARE 6.0%

Biotechnology 1.1%
Combinatorx (2)	730,000	2,511
Cougar Biotechnology (2)	843,800	17,720
deCODE genetics (2)	848,500	1,298
Inhibitex (2)	1,700,000	1,326
Inhibitex, Warrants, 11/20/09, Acquisition Date: 11/10/04
Acquisition Cost $0 (2)(4)	211,281	—
Lexicon Pharmaceuticals (2)	1,635,000	3,303
Martek Biosciences (2)	210,000	6,420
Momenta Pharmaceuticals (2)	360,000	3,935
Myriad Genetics (2)	435,000	17,526
Panacos Pharmaceuticals (2)	753,000	527
		54,566
Health Care Equipment & Supplies 2.1%
Analogic	340,000	22,623
Angiodynamics (2)	360,000	4,162
Atrion (1)	168,000	16,790
National Dentex (2)	100,000	1,289
Quidel (1)(2)	2,080,000	33,405
RTI Biologics (2)	280,000	2,646
Sonic Innovations (1)(2)	1,579,800	7,630
West Pharmaceutical Services	380,300	16,821
		105,366
Health Care Providers & Services 2.5%
Capital Senior Living (1)(2)	1,740,000	14,007
Landauer (1)	577,600	29,076
National Healthcare	305,081	14,857
Odyssey Healthcare (2)	80,000	720
Owens & Minor	1,417,300	55,757
SRI Surgical Express (1)(2)	479,349	2,061
Triple S Management, Class B (2)	480,000	8,472
		124,950
Life Sciences Tools & Services 0.3%
Exelixis (2)	2,050,000	14,248
Strategic Diagnostics (1)(2)	1,025,000	3,823
		18,071

Total Health Care		302,953
INDUSTRIALS & BUSINESS SERVICES 25.7%

Aerospace & Defense 0.1%
Breeze-Eastern (1)(2)	585,945	6,252
		6,252
Air Freight & Logistics 1.5%
Hub Group, Class A (2)	1,435,000	47,197
UTi Worldwide	1,410,000	28,313
		75,510
Airlines 0.3%
AirTran (2)	1,165,000	7,689
Alaska Air Group (2)	245,000	4,807
Frontier Airlines (2)	1,540,000	3,896
		16,392
Building Products 2.1%
Ameron International (1)	520,000	48,636
Builders FirstSource (2)	1,235,000	8,966
Gibraltar Industries	1,410,000	16,539
Universal Forest Products (1)	1,000,000	32,200
		106,341
Commercial Services & Supplies 5.8%
American Ecology	730,000	18,491
Casella Waste Systems, Class A (2)	1,520,000	16,614
Courier (1)	990,000	24,701
FTI Consulting (2)	1,480,000	105,139
G & K Services, Class A	680,000	24,215
McGrath RentCorp (1)	1,675,000	40,384
Navigant Consulting (2)	940,000	17,841
Pike Electric (2)	465,000	6,477
School Specialty (2)	530,000	16,716
Waste Connections (2)	750,000	23,055
		293,633
Construction & Engineering 0.7%
Insituform Technologies (1)(2)	1,675,000	23,165
Sterling Construction (2)	530,000	9,657
		32,822
Electrical Equipment 2.1%
Belden	1,150,000	40,618
BTU International (1)(2)	700,000	6,440
C&D Technologies (1)(2)	1,740,000	8,735
Franklin Electric	500,000	17,085
LSI Industries	225,000	2,972
Woodward Governor	1,225,400	32,743
		108,593
Industrial Conglomerates 1.3%
Raven Industries (1)	2,144,900	64,990
Smith Investment	20,000	2,080
		67,070
Machinery 4.1%
3-D Systems (1)(2)	1,954,000	28,704
Accuride (2)	945,000	7,730
Astec Industries (2)	100,000	3,876
Badger Meter	705,688	30,486
Cascade	350,000	17,258
CIRCOR International	351,300	16,248
Greenbrier Companies	330,000	8,752
K-Tron (1)(2)	256,323	30,787
Lydall (1)(2)	1,020,000	11,679
Middleby (2)	10,000	624
Nordson	555,700	29,924
Oshkosh	535,000	19,410
		205,478
Marine 1.8%
International Shipholding (1)(2)	750,000	14,385
Kirby Corporation (2)	1,010,000	57,570
Overseas Shipholding Group	290,000	20,312
		92,267
Road & Rail 4.7%
Dollar Thrifty Auto Group (1)(2)	1,450,000	19,778
Genesee & Wyoming, Class A (2)	1,962,100	67,496
Landstar Systems	2,560,000	133,530
USA Truck (2)	490,000	6,326
Vitran (1)(2)	900,000	12,843
		239,973
Trading Companies & Distributors 1.1%
Aceto (1)	1,450,000	10,063
Beacon Roofing Supply (2)	1,590,000	15,900
Electro Rent (1)	2,008,700	30,432
		56,395
Transportation Infrastructure 0.1%
Quixote	429,401	3,585
		3,585
Total Industrials & Business Services		1,304,311
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 0.2%
Comarco (1)	670,000	2,499
IXIA (2)	940,000	7,294
Zhone Technologies (2)	2,400,000	2,352
		12,145
Computers & Peripherals 1.0%
Intevac (2)	745,000	9,648
Palm (2)	2,366,000	11,830
Synaptics (2)	685,000	16,358
Xyratex (2)	750,000	13,455
		51,291
Electronic Equipment & Instruments 2.4%
Cyberoptics (1)(2)	636,500	6,951
FLIR Systems (2)	1,360,000	40,923
GSI Group (2)	1,075,000	8,364
GTSI (1)(2)	759,300	5,482
Littelfuse (2)	660,000	23,080
Methode Electronics	510,000	5,962
Newport (2)	730,000	8,154
Richardson Electronics	710,000	3,003
Synnex (2)	350,000	7,427
Zygo (1)(2)	935,000	11,631
		120,977
Internet Software & Services 0.8%
Ariba (2)	209,100	2,020
Clarus (2)	530,000	3,402
Saba Software (2)	480,700	1,803
Taleo, Class A (2)	620,000	12,028
Websense (2)	1,000,000	18,750
		38,003
IT Services 1.0%
Edgewater Technology (2)	250,000	1,317
Kratos Defense & Security Solutions (2)	2,085,000	3,795
MPS Group (2)	2,127,800	25,151
Safeguard Scientifics (2)	3,000,000	4,470
Startek (1)(2)	925,000	8,519
TNS (2)	375,000	7,740
		50,992
Semiconductor & Semiconductor Equipment 2.6%
Actions Semiconductor, ADR (2)	1,850,000	5,476
Advanced Energy Industries (2)	1,211,800	16,069
ATMI (2)	410,000	11,410
Axcelis Technologies (2)	1,015,000	5,684
Brooks Automation (2)	2,020,000	19,634
Cabot Microelectronics (2)	280,000	9,002
California Micro Devices (1)(2)	1,600,000	4,704
Cohu	1,000,000	16,250
Conexant Systems (2)	2,400,000	1,392
Cymer (2)	119,600	3,114
Entegris (2)	600,000	4,314
Exar (2)	1,210,000	9,958
Formfactor (2)	295,000	5,635
Lattice Semiconductor (2)	765,000	2,173
Mattson Technology (2)	705,000	4,293
Micrel	400,000	3,708
Veeco (2)	350,000	5,821
Zarlink Semiconductor (2)	4,500,000	3,645
		132,282
Software 2.1%
Ansoft (2)	220,000	6,714
Callidus Software (2)	765,000	3,680
Catapult Communications (2)	590,500	3,041
Moldflow (2)	555,300	9,684
Progress Software (2)	1,300,000	38,896
SPSS (2)	680,000	26,370
Symyx Technologies (2)	1,000,000	7,500
Wind River Systems (2)	1,625,000	12,578
		108,463

Total Information Technology		514,153
MATERIALS 7.4%

Chemicals 3.1%
Airgas	165,000	7,503
American Vanguard (1)	2,000,000	33,280
Arch Chemicals	900,000	33,534
Hawkins Chemical	455,061	6,917
Innospec (1)	2,310,000	48,972
Material Sciences (2)	615,100	4,773
Minerals Technologies	10,000	628
Penford (1)	1,000,000	21,730
		157,337
Containers & Packaging 0.4%
Chesapeake Corporation	560,100	2,694
Myers Industries	1,402,300	18,412
		21,106
Metals & Mining 3.0%
AMCOL International	3,300	103
Carpenter Technology	1,365,000	76,399
Centerra Gold (CAD) (2)(3)	948,600	12,424
Cleveland-Cliffs	105,000	12,581
Franco-Nevada (CAD) (2)	100,000	1,970
Sims, ADR	1,363,250	37,517
Stillwater Mining (2)	460,000	7,116
Synalloy	190,000	2,310
		150,420
Paper & Forest Products 0.9%
Deltic Timber (1)	685,300	38,171
Wausau Paper	1,100,000	9,086
		47,257
Total Materials		376,120
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Hickory Technology	430,782	3,520
Premiere Global Services (2)	2,100,000	30,114
Total Telecommunication Services		33,634
TRUSTS & MUTUAL FUNDS 1.6%
Trusts & Mutual Funds 1.6%
Central Fund of Canada, Class A	1,926,500	24,235
European Capital (EUR)	725,000	6,909
European Capital, Acquisition Date: 9/30/05 – 12/27/06
Acquisition Cost $8,100 (EUR) (2)(4)	646,624	6,162
iShares Russell 2000 Value	645,000	42,293
Total Trusts & Mutual Funds		79,599
UTILITIES 3.8%
Electric Utilities 1.9%
Cleco	1,275,000	28,279
El Paso Electric (2)	1,640,000	35,047
Empire District Electronics	950,000	19,238
Unisource Energy	660,000	14,692
		97,256
Gas Utilities 0.5%
Sino Gas International Holdings, Acquisition Date: 9/10/07
Acquisition Cost $5,500 (1)(2)(4)	2,444,444	4,950
Southwest Gas	765,000	21,389
		26,339
Independent Power Producers & Energy Traders 0.1%
MMC Energy (1)(2)	1,390,000	3,016
		3,016
Multi-Utilities 1.1%
Black Hills	1,350,000	48,303
Vectren	440,000	11,805
		60,108
Water Utilities 0.2%
Southwest Water	845,000	9,354
Western Water (2)	2,259	—
		9,354
Total Utilities		196,073
Total Common Stocks (Cost $3,179,380)		4,794,248
PREFERRED STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Broadcasting 0.0%
Spanish Broadcasting	2,394	1,915
Total Consumer Discretionary		1,915
FINANCIALS 0.0%
Real Estate Investment Trust Securities 0.0%
HomeBanc, REIT	185,100	6
Total Financials		6
Total Preferred Stocks (Cost $5,759)		1,921
CONVERTIBLE PREFERRED STOCKS 0.2%
HEALTH CARE 0.2%
Health Care Providers & Services 0.2%
National Healthcare, Series A	767,000	10,485
Total Convertible Preferred Stocks (Cost $9,971)		10,485

CONVERTIBLE BONDS 1.0%
Acadia Realty Trust, 3.75%, 12/15/26	10,000,000	9,592
Airtran, 7.00%, 7/1/23	3,000,000	2,785
deCode genetics, Senior Notes, 3.50%, 4/15/11	5,000,000	2,221
deCode genetics, Unsecured Senior Notes, 3.50%, 4/15/11	3,000,000	1,333
First Potomac Realty Trust, 4.00%, 12/15/11 (3)	8,000,000	6,378
Frontier Airlines, 5.00%, 12/15/25	2,000,000	1,108
Incyte, 3.50%, 2/15/11	8,000,000	8,449
Palm Harbor Homes, 3.25%, 5/15/24	8,000,000	4,130
Richardson Electric, 7.75%, 12/15/11	10,101,000	9,141
Unisource Energy, 4.50%, 3/1/35	10,000,000	8,613
Total Convertible Bonds (Cost $62,986)		53,750
CORPORATE BONDS 0.3%
Alliance One, 11.00%, 5/15/12	3,500,000	3,552
Black Hills, 6.50%, 5/15/13	7,000,000	7,523
Gibraltar, VR, 8.00%, 12/1/15	5,000,000	4,050
Total Corporate Bonds (Cost $15,565)		15,125
BANK DEBT 0.1% (5)
CORPORATE SECURITIES 0.1%
Palm, VR, 6.21%, 4/24/14, Acquisition Date: 11/1/07 –
3/14/08, Acquisition Cost $3,435 (4)	3,983,747	2,808
Total Bank Debt (Cost $3,433)		2,808
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.6%
T. Rowe Price Reserve Investment Fund, 3.29% (1)(6)	181,158,972	181,159
		181,159
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.202%, 6/19/08	7,200,000	7,149
		7,149
Total Short-Term Investments (Cost $188,308)		188,308
Total Investments in Securities
99.7% of Net Assets (Cost $3,465,402)		$5,066,645

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated Companies
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$42,802 and represents 0.8% of net assets.
(4)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $17,498 and represents 0.3% of net assets.
(5)	Bank debt positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
REIT	Real Estate Investment Trust
VR	Variable Rate; rate shown is effective rate at period-end.

(1) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
3-D Systems	$-	$-	$-	$28,704 $	30,170
Aaron Rents	272	-	35	47,711	42,328
Aaron Rents, Class A	193	-	12	13,887	12,419
Aceto	-	-	73	10,063	11,600
American Vanguard	-	-	100	33,280	34,700
Ameron International	-	-	130	48,636	47,918
Atrion	-	-	40	16,790	21,420
Badger Meter ++	-	-	-	-	31,721
Breeze-Eastern	206	-	-	6,252	6,165
Bridge Capital	2,871	-	-	7,102	*
BTU International	-	-	-	6,440	9,324
C&D Technologies	-	-	-	8,735	11,501
California Micro
Devices	-	-	-	4,704	7,424
Capital Senior Living	-	-	-	14,007	17,278
Casella Waste
Systems, Class A ++	-	-	-	-	19,821
Cavalier Homes	-	-	-	2,528	3,120
Cavco Industries	289	-	-	18,396	17,428
Chromcraft Revington	-	-	-	2,024	2,254
Cobiz Financial	-	-	85	15,754	17,993
Comarco	-	-	-	2,499	3,705
Cougar
Biotechnology ++	-	-	-	-	27,592
Courier	-	-	198	24,701	32,680
CSS Industries	-	-	133	33,212	34,865
Culp	-	-	-	6,468	5,995
Cyberoptics	248	-	-	6,951	7,355
Deltic Timber	-	-	51	38,171	35,286
Dollar Thrifty Auto
Group	-	-	-	19,778	34,336

Dorman Products	-	-	-	11,126	14,790
Electro Rent	-	-	301	30,432	29,829
GTSI	637	-	-	5,482	6,746
Hatteras Financial	6,000	-	255	24,000	15,000
Hibbett Sports	-	-	-	23,160	*
Inhibitex ++	-	-	-	-	1,360
Innospec	-	-	116	48,972	39,640
Insituform
Technologies	-	-	-	23,165	24,790
International
Shipholding	-	-	-	14,385	16,350
International
Shipholding, Cv. Pfd.	-	1,250	-	-	1,350
JMP	-	-	55	7,630	9,243
Journal Register	-	-	-	1,155	3,696
Kite Realty Group
Trust, REIT	-	-	408	27,860	30,387
K-Tron	-	-	-	30,787	30,567
Landauer	-	-	289	29,076	29,949
Lydall	-	-	-	11,679	10,730
McGrath RentCorp	449	-	300	40,384	42,655
MMC Energy	-	-	-	3,016	4,865
Monterey Pasta	-	-	-	3,748	3,920
Nash Finch	-	-	145	27,354	28,401
National Interstate	5,551	-	64	26,378	*
Nexity Financial	-	-	-	4,066	4,017
Orleans
Homebuilders	-	-	24	6,925	4,338
Penford	-	-	60	21,730	25,590
Preferred Bank	-	-	99	9,697	15,118
ProCentury	-	2,680	36	16,304	17,395
Quidel	-	-	-	33,405	40,498
Raven Industries	-	-	279	64,990	82,343
S & K Famous Brands	-	-	-	1,561	2,853
Sino Gas
International
Holdings	-	-	-	4,950	5,500
Skyline	-	8,288	62	2,824	13,912
Sonic Innovations	-	-	-	7,630	12,196
SRI Surgical Express	-	-	-	2,061	2,828
Stanley Furniture	-	-	89	11,101	10,734

Startek	43	-	-	8,519	8,565
Strategic Diagnostics	-	-	-	3,823	5,515
Strattec Security	-	-	43	12,145	11,887
TETRA Technologies	-	-	-	63,360	62,280
Universal Forest
Products	936	-	-	32,200	28,497
Vitran	-	-	-	12,843	12,807
Winnebago	1,691	-	206	29,033	34,279
Zygo	129	-	-	11,631	11,501
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤	2,193	181,159	366,447
Totals			$5,881 $	1,348,539 $	1,649,766

*	The issuer was not considered an affiliated company at December 31, 2007.
¤	Purchase and sale information not shown for cash management funds.
++	The issuer was not considered an affiliated company at any time during 2008.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$1,046,698
Dividend income		5,881
Interest income		-
Investment income		$5,881
Realized gain (loss) on securities		$4,867
Capital gain distributions from
mutual funds		$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies
	Securities
Level 1 – quoted prices	$4,705,585,000	$-
Level 2 – significant other observable inputs	356,110,000	9,653,000
Level 3 – significant unobservable inputs	4,950,000	-
Total	$5,066,645,000	$9,653,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $3,465,402,000. Net unrealized gain aggregated $1,600,981,000 at period-end, of which $2,093,110,000 related to appreciated investments and $492,129,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008